REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]

	January - December
	2017	2016	2015
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	5,133,339	4,649,581	5,018,138
Revenue from rendering of services	105,002	111,804	128,602
Total	5,238,341	4,761,385	5,146,740